General	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of General Information [Abstract]
General
Note 1 – General

Steakholder Foods Ltd. (formerly Ophectra Real Estate and Investments Ltd., Meat-Tech 3D Ltd. and MeaTech 3D Ltd.) (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later a publicly-traded company whose ordinary shares were listed for trade on the Tel Aviv Stock Exchange (TASE). In March 2021, the Company completed an initial public offering on the Nasdaq Capital Market, listing American Depositary Shares (ADSs) for trade under the ticker STKH, and later voluntarily de-listed its ordinary shares from the TASE. The Company’s official address is 5 David Fikes St., Rehovot, Israel. In August 2022, the Company changed its name from MeaTech 3D Ltd. to Steakholder Foods Ltd.

The Company’s foodtech activities commenced in July 2019 by a company called MeaTech Ltd., which merged with the Company in January 2020 and became a fully-owned subsidiary, now called Steakholder Innovation Ltd. As the Company was the surviving entity of the merger, and continued the pre-merger business operations, utilizing the pre-merger management and employees, of MeaTech Ltd., the transaction was treated as a reverse acquisition that does not constitute a business combination.

The Company is developing a suite of advanced high-throughput manufacturing technologies to produce cell-based alternative protein products for cultivated, sustainable meat production, and focused on developing premium, center-of-plate meat products, including development of high-throughput bioprinting systems.

Since inception the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of USD 46.1 million. The Company has financed its operations mainly through fundraising from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Based on the projected cash flows and cash balances as of June 30, 2022, management is of the opinion that its existing cash will be sufficient to fund operations until Q2 2023. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans include the continue securing sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them on terms that are acceptable to it, or at all. If the Company is unsuccessful securing sufficient financing, it may need to cease operations.

The financial statements include no adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

Definitions:

In these financial statements:

(1)	The Company - Steakholder Foods Ltd.

(2)

The Group – The Company and its subsidiaries, Steakholder Innovation Ltd. (formerly known as MeaTech Ltd.), Steakholder Foods Europe BV, Peace of Meat BV (hereafter “Peace Of Meat”) and Steakholder Foods USA, Inc.

(3)	Related Party - as defined in IAS 24 (revised).

(4)	USD - United States Dollar

(5)	NIS – New Israeli Shekel

(6)	EUR – Euro

(7)	ADS – American Depositary Shares

(8)	GBP - British pound sterling

Note 1 – General

A.	Reporting entity

MeaTech 3D Ltd. (formerly Ophectra Real Estate and Investments Ltd. and Meat-Tech 3D Ltd.) (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later a publicly-traded company whose ordinary shares were listed for trade on the Tel Aviv Stock Exchange (TASE). The Company’s official address is 5 David Fikes St., Rehovot, Israel.

The Company’s foodtech activities were commenced in July 2019 by a company called MeaTech Ltd., which merged with the Company in January 2020 and became a fully-owned subsidiary, now called MeaTech MT Ltd. As the Company was the surviving entity of the merger, and continued the pre-merger business operations, utilizing the pre-merger management and employees, of MeaTech Ltd., the transaction was treated as a reverse acquisition that does not constitute a business combination.

The Company is developing a suite of advanced high-throughput manufacturing technologies to produce cell-based alternative protein products for cultivated, sustainable meat production, and focused on developing premium, center-of-plate meat products, including development of high-throughput bioprinting systems.

B.	Material events in the reporting period

(1)	Acquisition of subsidiary

In February 2021, the Company acquired Belgian cultured fat developer Peace of Meat BV. For further details, see Note 16 below.

(2)	Initial public offering

On March 12, 2021, the Company completed its Initial Public Offering on the Nasdaq of 2,721,271 ADSs, each representing ten ordinary shares of the Company (in total, 27,212,710 ordinary shares), at an offering price of USD10.30 per ADS, resulting in gross proceeds of USD28 million and net proceeds of USD24.7 million. The ADSs trade on the Nasdaq Capital Market under the symbol “MITC.” On August 5, 2021, the Company completed the voluntary de-listing of its ordinary shares from the TASE. A number of ordinary shares remain traded over the counter (OTC:MTTCF). Additionally, the vesting of 1,374,998 investor share rights was triggered by the IPO, and these shares were issued in return for USD 1.25 million following the IPO.

(3)	Effects of the spread of COVID-19

To date, the impact of the COVID-19 pandemic on the Company’s operations has been mainly limited to a temporary facility closure in the context of a government-mandated general lockdown, which temporary delayed certain development activities. The Company estimates that as of the date of approval of the financial statements, the COVID-19 pandemic is not expected to affect the Company's operations. However, the Company is unable to assess with certainty the extent of future impact, in part due to the uncertainty regarding the duration of the COVID-19 pandemic, its force and its effects on the markets in which the Company operates and the effects of possible government measures to prevent the spread of the virus.

C.	Going Concern

Since inception, the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of USD 37.0 million. The Company has financed its operations mainly through fundraising from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Based on the projected cash flows and cash balances as of December 31, 2021, management is of the opinion that its existing cash will be sufficient to fund operations until Q4 2022. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans include the continue securing sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them on terms that are acceptable to it, or at all. If the Company is unsuccessful securing sufficient financing, it may need to cease operations.

The financial statements include no adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

D.	Definitions:

In these financial statements:

(1) The Company - MeaTech 3D Ltd.

(2) The Group – The Company and its subsidiaries, MeaTech MT Ltd., formerly known as MeaTech Ltd, Meatech Europe BV and Peace of Meat B.V. (hereafter “Peace Of Meat” OR “POM”)

(3) Related Party - as defined in IAS 24 (revised).

(4) USD - United States Dollar

(5) NIS – New Israeli Shekel

(6) EUR – Euro

(7) ADS – American Depositary Shares